Commitments and contingencies (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies (Details) [Line Items]
Rent expense				$ 182,253	$ 209,761
Forecast [Member]
Commitments and contingencies (Details) [Line Items]
Monthly rental	$ 1,900	$ 14,000	$ 300